Note 2 - Restrictions on Cash and Due from Banks (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Cash and Securities Segregated under Federal and Other Regulations	$ 4,264,000	$ 4,289,000